INVENTORIES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory, Net	$ 60,825	$ 119,976
Clean coal [Member}
Inventory, Net	45,426	105,519
Raw Materials [Member]
Inventory, Net	$ 15,399	$ 14,457